Risk Management Activities (Realized and Unrealized Gains (Losses)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivatives, Fair Value [Line Items]
Loss on commodity derivatives, net	$ (1,617)	$ 1,345	$ 1,091
Commodity derivative instruments, net
Derivatives, Fair Value [Line Items]
Loss on commodity derivatives, net	(2,679)	294	(1,008)
Gain (loss) on derivatives, unrealized	10,327	86	641
Commodity derivative instruments, net | Losses on commodity derivatives, net
Derivatives, Fair Value [Line Items]
Loss on commodity derivatives, net	(1,569)	1,632	734
Gain (loss) on derivatives, unrealized	(48)	(287)	357
Commodity derivative instruments, net | Interest expense
Derivatives, Fair Value [Line Items]
Loss on commodity derivatives, net	(144)	(425)	(707)
Gain (loss) on derivatives, unrealized	10,375	373	284
Commodity derivative instruments, net | Direct operating expenses
Derivatives, Fair Value [Line Items]
Loss on commodity derivatives, net	(966)	(913)	(1,035)
Gain (loss) on derivatives, unrealized	$ 0	$ 0	$ 0